Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2013	$ 61,875,986	$ 53,263,359		$ 2,216,299	$ 117,355,644
Contributions	1,855,905				1,855,905
Withdrawals	(9,794,173)	(2,642,594)		(324,828)	(12,761,595)
Net income (loss)	9,219,300	10,260,684	$ (21)	449,887	19,929,850
General Partner's allocation - profit share	(124,849)		124,849
Transfer of New Profit Memo Account to General Partner			(124,828)	124,828
PARTNERS' CAPITAL at Dec. 31, 2014	63,032,169	60,881,449		2,466,186	126,379,804
Contributions	11,607,000				11,607,000
Withdrawals	(4,184,044)	(6,927,773)		(450,037)	(11,561,854)
Net income (loss)	3,442,788	4,822,515	277	217,433	8,483,013
General Partner's allocation - profit share	(447,694)	(2,066)	449,760
Transfer of New Profit Memo Account to General Partner			$ (450,037)	450,037
PARTNERS' CAPITAL at Dec. 31, 2015	$ 73,450,219	$ 58,774,125		$ 2,683,619	$ 134,907,963